Loans and Other Borrowings - Summary of Facilities Provided by Banks (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of facilities provided by banks [line items]
Utilised facilities	$ 125
Unutilised facilities provided by banks	1,279	$ 1,403
Total	1,404	1,403
Committed [member]
Disclosure of facilities provided by banks [line items]
Utilised facilities	125
Unutilised facilities provided by banks	1,225	1,350
Total	1,350	1,350
Uncommitted [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	54	53
Total	$ 54	$ 53